Crypto Assets - Schedule of Fair Value of Crypto Assets Held Consolidated Balance Sheet (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of Crypto Assets Held Consolidated Balance Sheet [Line Items]
Cost Basis	$ 286,425
Fair Value	221,817
Original Cost Basis	138,500
Impairment	(39,916)
Adjusted Carrying Amount	$ 98,584
BTC (Bitcoin) [Member]
Schedule of Fair Value of Crypto Assets Held Consolidated Balance Sheet [Line Items]
Classification	Current
Tokens Held	2.05492
Cost Basis	$ 218,577
Fair Value	$ 179,824
Units Held	2.05492
USDC [Member]
Schedule of Fair Value of Crypto Assets Held Consolidated Balance Sheet [Line Items]
Classification	Current
Tokens Held	1,843.05
Cost Basis	$ 1,843
Fair Value	$ 1,842
Units Held	1,843.05
ETH (Ethereum) [Member]
Schedule of Fair Value of Crypto Assets Held Consolidated Balance Sheet [Line Items]
Classification	Current
Tokens Held	1.0769
Cost Basis	$ 4,343
Fair Value	$ 3,195
Units Held	1.0769
SOL (Solana), including native staked SOL [Member]
Schedule of Fair Value of Crypto Assets Held Consolidated Balance Sheet [Line Items]
Classification	Current
Tokens Held	192.04422
Cost Basis	$ 34,918
Fair Value	$ 23,907
Units Held	192.04422
RSC [Member]
Schedule of Fair Value of Crypto Assets Held Consolidated Balance Sheet [Line Items]
Classification	Current
Tokens Held	29,705.59900
Cost Basis	$ 12,664
Fair Value	$ 3,355
Units Held	29,705.59900
XRP [Member]
Schedule of Fair Value of Crypto Assets Held Consolidated Balance Sheet [Line Items]
Classification	Current
Tokens Held	5,274.30474
Cost Basis	$ 14,080
Fair Value	$ 9,694
Units Held	5,274.30474
LsETH (Staked Ethereum) [Member]
Schedule of Fair Value of Crypto Assets Held Consolidated Balance Sheet [Line Items]
Classification	Current
Tokens Held	20.38415
Units Held	20.38415
Original Cost Basis	$ 78,340
Impairment	(17,860)
Adjusted Carrying Amount	$ 60,480
mSOL (Marinade Solana) [Member]
Schedule of Fair Value of Crypto Assets Held Consolidated Balance Sheet [Line Items]
Classification	Current
Tokens Held	226.95034
Units Held	226.95034
Original Cost Basis	$ 60,160
Impairment	(22,056)
Adjusted Carrying Amount	$ 38,104